RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Advance from CEO of company	$ 197,820	$ 60,000
Percentage of interest rate on advance from CEO	6.50%
Accrued interest included in accrued expenses	$ 33,996	$ 25,641